Retirement Benefits - Plan Asset Allocation (Details) (USD $) In Thousands, unless otherwise specified												12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011 Qualified Pension Benefits [Member]	Dec. 31, 2010 Qualified Pension Benefits [Member]	Dec. 31, 2009 Qualified Pension Benefits [Member]	Dec. 31, 2011 SERP Pension Benefits [Member]	Dec. 31, 2010 SERP Pension Benefits [Member]	Dec. 31, 2009 SERP Pension Benefits [Member]	Dec. 31, 2011 Other Benefit [Member]	Dec. 31, 2010 Other Benefit [Member]	Dec. 31, 2009 Other Benefit [Member]	Dec. 31, 2011 Domestic Large Cap Equity [Member]	Dec. 31, 2011 Domestic Small Cap Equity [Member]	Dec. 31, 2011 Non-U.S. Equity [Member]	Dec. 31, 2011 Tactical Asset Allocation [Member]	Dec. 31, 2011 Fixed Income [Member]	Dec. 31, 2011 Real Estate [Member]	Dec. 31, 2011 Absolute Return [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member] Other Benefit [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2009 Fair Value, Measurements, Recurring [Member] Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Other Benefit [Member] Level 1 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Other Benefit [Member] Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Other Benefit [Member] Level 2 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Other Benefit [Member] Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Other Benefit [Member] Total	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Other Benefit [Member] Total	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Plan Assets Subtotal Excluding Receivables and Accured Income [Member] Qualified Pension Benefits [Member] Level 1 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Plan Assets Subtotal Excluding Receivables and Accured Income [Member] Qualified Pension Benefits [Member] Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Plan Assets Subtotal Excluding Receivables and Accured Income [Member] Qualified Pension Benefits [Member] Level 2 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Plan Assets Subtotal Excluding Receivables and Accured Income [Member] Qualified Pension Benefits [Member] Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Plan Assets Subtotal Excluding Receivables and Accured Income [Member] Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Plan Assets Subtotal Excluding Receivables and Accured Income [Member] Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Plan Assets Subtotal Excluding Receivables and Accured Income [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Plan Assets Subtotal Excluding Receivables and Accured Income [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Equity Investments [Member] Qualified Pension Benefits [Member] Level 1 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Equity Investments [Member] Qualified Pension Benefits [Member] Level 1 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Equity Investments [Member] Qualified Pension Benefits [Member] Level 2 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Equity Investments [Member] Qualified Pension Benefits [Member] Level 2 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Equity Investments [Member] Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Equity Investments [Member] Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Equity Investments [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Equity Investments [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Domestic Large Cap Equity [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Domestic Large Cap Equity [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Domestic Large Cap Equity [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Domestic Large Cap Equity [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Domestic Large Cap Equity [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Domestic Large Cap Equity [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Domestic Large Cap Equity [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Domestic Large Cap Equity [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Domestic Small Cap Equity [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Domestic Small Cap Equity [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Domestic Small Cap Equity [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Domestic Small Cap Equity [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Domestic Small Cap Equity [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Domestic Small Cap Equity [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Domestic Small Cap Equity [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Domestic Small Cap Equity [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Non-U.S. Equity [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Non-U.S. Equity [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Non-U.S. Equity [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Non-U.S. Equity [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Non-U.S. Equity [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Non-U.S. Equity [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Non-U.S. Equity [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Non-U.S. Equity [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Tactical Asset Allocation [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Tactical Asset Allocation [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Tactical Asset Allocation [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Tactical Asset Allocation [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Tactical Asset Allocation [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Tactical Asset Allocation [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Tactical Asset Allocation [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Tactical Asset Allocation [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fixed Income [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fixed Income [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fixed Income [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fixed Income [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fixed Income [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fixed Income [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Fixed Income [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Fixed Income [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Absolute Return [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Absolute Return [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Absolute Return [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Absolute Return [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Absolute Return [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Absolute Return [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Absolute Return [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Absolute Return [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Mutual Funds Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Mutual Funds Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2009 Fair Value, Measurements, Recurring [Member] Mutual Funds Qualified Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Mutual Funds Other Benefit [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Mutual Funds Other Benefit [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Mutual Funds Other Benefit [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Mutual Funds Other Benefit [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Mutual Funds Other Benefit [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Mutual Funds Other Benefit [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member] Level 3 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Qualified Pension Benefits [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Other Benefit [Member] Level 1 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Other Benefit [Member] Level 1 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Other Benefit [Member] Level 2 [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Other Benefit [Member] Level 2 [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Other Benefit [Member] Total		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Cash and Cash Equivalents [Member] Other Benefit [Member] Total		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Net Receivables [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Net Receivables [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Accrued Income [Member] Qualified Pension Benefits [Member] Total	Dec. 31, 2010 Fair Value, Measurements, Recurring [Member] Accrued Income [Member] Qualified Pension Benefits [Member] Total
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, Minimum												25.00%	0.00%	10.00%	0.00%	15.00%	0.00%	5.00%	0.00%
Target Allocation												32.00%	10.00%	20.00%	5.00%	23.00%	0.00%	10.00%	0.00%
Target Allocation, Maximum												40.00%	15.00%	30.00%	10.00%	30.00%	10.00%	15.00%	5.00%
Fair value of plan assets	$ 498,700	$ 479,800	$ 479,786	$ 526,469	$ 485,689	$ 0	$ 0	$ 0	$ 7,206	$ 8,288	$ 8,790											$ 45,319	$ 48,100	$ 46,226	$ 479,786	$ 526,469	$ 7,137	$ 8,115	$ 130	$ 173	$ 7,267	$ 8,288	$ 324,908	$ 356,793	$ 108,196	$ 119,079	$ 45,319	$ 48,100	$ 478,423	$ 523,972	$ 218,335	$ 254,479	$ 71,679	$ 80,794	$ 0	$ 0	$ 290,014	$ 335,273	$ 124,303	[1]	$ 144,431	[1]	$ 29,547	[1]	$ 28,376	[1]	$ 0	[1]	$ 0	[1]	$ 153,850	[1]	$ 172,807	[1]	$ 45,650	[2]	$ 55,750	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 0	[2]	$ 45,650	[2]	$ 55,750	[2]	$ 48,382	[3]	$ 54,298	[3]	$ 42,132	[3]	$ 52,418	[3]	$ 0	[3]	$ 0	[3]	$ 90,514	[3]	$ 106,716	[3]	$ 0	[4]	$ 0	[4]	$ 26,922	[4]	$ 29,566	[4]	$ 0	[4]	$ 0	[4]	$ 26,922	[4]	$ 29,566	[4]	$ 106,573	[5]	$ 102,314	[5]	$ 580	[5]	$ 1,982	[5]	$ 0	[5]	$ 0	[5]	$ 107,153	[5]	$ 104,296	[5]	$ 0	[6]	$ 0	[6]	$ 0	[6]	$ 0	[6]	$ 45,319	[6]	$ 48,100	[6]	$ 45,319	[6]	$ 48,100	[6]	$ 0	$ 12,619	$ 23,012	$ 7,137	[7]	$ 8,115	[7]	$ 0	[7]	$ 0	[7]	$ 7,137	[7]	$ 8,115	[7]	$ 0	[8]	$ 0	[8]	$ 9,015	[8]	$ 6,737	[8]	$ 0	[8]	$ 0	[8]	$ 9,015	[8]	$ 6,737	[8]	$ 0	[9]	$ 0	[9]	$ 130	[9]	$ 173	[9]	$ 130	[9]	$ 173	[9]	$ 1,088	$ 2,272	$ 275	$ 225
Fair Value of Assets, Period of Maturity of Underlying Investments																				13 months	13 months

[1]	Domestic large cap equity investments are comprised of (1) common stock, and a (2) commingled fund. Investments in common stock are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011. The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2011.
[2]	Domestic small cap equity investments are comprised of common stock and are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011.
[3]	Non – US Equity investments are comprised of a (1) mutual fund; and a (2) commingled fund. The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011. The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2011.
[4]	The tactical asset allocation investment is compromised of a commingled fund, which is valued at the net asset value per share multiplied by the number of shares held as of the measurement date.
[5]	Fixed income securities consist of a mutual fund and corporate bonds. The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2011. The corporate bonds are valued using various valuation techniques such as matrix pricing.
[6]	As of December 31, 2011 absolute return investments consist of two partnerships. The partnerships are valued using the financial reports as of December 31, 2011. These investments are a Level 3 under ASC 820 because the significant valuation inputs are primarily internal to the partnerships with little third party involvement.
[7]	This is a publicly traded balanced mutual fund. The fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income. The fair value is determined by taking the number of shares owned by the plan, and multiplying by the market price as of December 31, 2011.
[8]	The investment consists of a money market fund, which is valued at the net asset value per share of $1.00 per unit as of December 31, 2011. The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or which have a maturity date not exceeding thirteen months from the date of purchase.
[9]	This consists of a deposit fund and a money market fund. The fair value of the deposit fund is calculated by using the financial reports available as of December 31, 2011. The money market fund investments are valued at the net asset value per share of $1.00 per unit as of December 31, 2011. The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or which have a maturity date not exceeding thirteen months from the date or purchase.